NON-CURRENT ASSETS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Property, plant and equipment	$ 8,953,384	$ 8,325,304
Total	12,741,985	12,483,994	$ 11,928,649
Non-current assets held for sale [member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Land	2,306	2,415
Buildings	307	1,256
Property, plant and equipment		206
Forest	11,002
Farm roads	543
Total	$ 14,158	$ 3,877